Transactions with Related Parties - Schedule of Loans from Related Parties (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Loans from related parties	$ 0	$ 550,000
Related Party in Substance / JANK Howden Pty Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Loans from related parties	0	500,000
Key Management Personnel / Others
Disclosure Of Transactions Between Related Parties [Line Items]
Loans from related parties	$ 0	$ 50,000